Loans and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Loans and other liabilities
Schedule of components of loans and other liabilities
(a)	Carrying amounts:

	2025	2024
	US$ in millions
Non-current liabilities
Loans from financial institutions		5.0
Other loans and liabilities	35.6	40.6
Derivative instruments	11.6	14.3
	47.2	59.9

Current liabilities
Current portion of loans from financial institution	5.0	10.0
Current portion of other loans and liabilities	5.9	5.8
	10.9	15.8

Short-term borrowings	32.0	32.0
	42.9	47.8

Schedule of terms and debt repayment schedule of outstanding loans
     Terms and conditions of outstanding loans are as follows:

	December 31, 2025
	Currency	Effective interest (1)	Year of Maturity	Face value	Carrying Amount
				US $ in millions
Long-term loans	US$	6.7%(2)	2026-2030	46.5	46.5
Derivative instruments	US$		2026-2034	11.6	11.6
Short-term credit from banks	US$	4.8%	2026	32.0	32.0
				90.1	90.1

	December 31, 2024
	Currency	Effective interest (1)	Year of maturity	Face value	Carrying amount
				US $ in millions
Long-term loans	US$	6.5%(2)	2025-2030	61.4	61.4
Long-term liabilities	US$		2025-2034	14.3	14.3
Short-term credit from banks	US$	5.3%	2025	32.0	32.0
				107.7	107.7

See also Note 8(b) with respect to lease liabilities.

(1)
The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.

(2)	Weighted average.

Schedule of movement in liabilities deriving from financing activities
	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2025	107.7	5,922.3

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(15.8)	(1,423.8)

Lease additions		311.1
Lease modifications		835.1
Other changes	(1.8)	3.4

Balance as at December 31, 2025	90.1	5,648.1

	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2024	121.8	4,888.8

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(16.2)	(2,066.4)

Lease additions		3,020.0
Lease modifications		85.8
Other changes	2.1	(5.9)

Balance as at December 31, 2024	107.7	5,922.3